LEASES	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
LEASES
NOTE 10:-	LEASES

The Company entered into operating leases primarily for offices and motor vehicles. The leases have remaining lease terms of up to 3.2 years, some of which may include options to extend the leases for up to an additional 5 years. On June 30, 2020, the Company signed a new agreement for its current office and manufacturing facilities lease which originally was to end in 2022. The new agreement is for five years starting in 2022 with an option to extend the lease by another five years until 2032. The Company treated the new agreement as an extension and a modification of its current operating lease as it does not grant the Company any additional right of use. In addition, the Company concluded that it is reasonably certain that it will exercise the additional five years option starting in 2027. Accordingly, the Company re-measured the lease liability based on the remaining lease term as of the modification date using the incremental borrowing rate at the effective date of the modification. See also Note 18 – Subsequent Events.

The Company also elected the practical expedient (by class of underlying asset) to not separate lease and non-lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component for its leased motor vehicles.

a.	The components of operating lease costs were as follows:

	Year ended December 31,
	2025	2024	2023

Operating lease cost	1,351	1,142	1,188
Total lease costs	1,351	1,142	1,188

b.	Supplemental balance sheet information related to operating leases is as follows:

	As of December 31,
	2025	2024

Operating lease ROU assets	6,272	5,911
Operating lease liabilities, current	1,100	827
Operating lease liabilities, long-term	5,296	5,190
Weighted average remaining lease term (in years)	5.81	6.94
Weighted average discount rate	6.15%	6.17%

c.	Future lease payments under operating leases as of December 31, 2025, are as follows:

As of December 31, 2025

2026	1,418
2027	1,375
2028	1,169
2029	1,124
2030	1,124
2031-2032	1,345

Total undiscounted lease payments	7,555
Less: imputed interest	(1,159)

Present value of lease liabilities	6,396